Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Entity Registrant Name	MEDIWOUND LTD.
Entity Central Index Key	0001593984
Document Type	20-F
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	10,793,057
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	IL
Entity File Number	001-36349
Entity Address, Address Line One	42 Hayarkon Street
Entity Address, City or Town	Yavne
Entity Address, Postal Zip Code	8122745
Entity Address, Country	IL
Title of 12(b) Security	Ordinary shares, par value NIS 0.07 per share
Trading Symbol	MDWD
Security Exchange Name	NASDAQ
Document Accounting Standard	International Financial Reporting Standards
Document Registration Statement	false
Auditor Firm ID	1057
Auditor Location	Aviv, Israel
Auditor Name	Somekh Chaikin
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	42 Hayarkon Street
Entity Address, City or Town	Yavne
Entity Address, Postal Zip Code	8122745
Entity Address, Country	IL
Contact Personnel Name	Yaron Meyer
City Area Code	972
Local Phone Number	971-4100
Contact Personnel Email Address	yaronm@mediwound.com